MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST SERIES 2023-A
Pursuant to the Master Indenture, dated as of August 1, 2001, (as amended and supplemented, the "Indenture") between World Financial Network Credit Card Master Note Trust (the "Issuer") and U.S. Bank National Association, as indenture trustee (the "Indenture Trustee"), the Series 2023-A Indenture Supplement, dated as of May 16, 2023 (each, an "Indenture Supplement"), Comenity Bank, as Servicer (the "Servicer") under the Transfer and Servicing Agreement, dated as of August 1, 2001 (as amended, the "Transferor and Servicing Agreement") between the Servicer, WFN Credit Company, LLC, as Transferor and the Issuer, is required to prepare certain information each month regarding current distributions to the Noteholders and the performance of the Trust during the previous month.

The information required to be prepared with respect to the Distribution Date of October 16, 2023 and with respect to the performance of the Trust during the month of September 2023 is set forth below. Capitalized terms herein are defined in the Indenture and the Indenture Supplements.

Monthly Period:	Sep-23	No. of Days in Period:	31
Determination Date:	10/12/2023	No. of Days in Month:	30
Distribution Date:	10/16/2023	Record Date:	9/30/2023

I. DEAL PARAMETERS	Series 2023-A

(a) Class A Initial Note Principal Balance	$350,000,000.00
(b) Class M Initial Note Principal Balance	$31,165,000.00
(c) Class B Initial Note Principal Balance	$17,980,000.00
(d) Class C Initial Note Principal Balance	$0.00
(e) Total Initial Note Principal Balance	$399,145,000.00
(f) Initial Excess Collateral Amount	$80,309,000.00

(g) Class A Initial Note Principal Balance %	73.00%
(h) Class M Initial Note Principal Balance %	6.50%
(i) Class B Initial Note Principal Balance %	3.75%
(j) Class C Initial Note Principal Balance %, if applicable	0.00%
(k) Excess Collateral Amount %	16.75%

(l) Required Retained Transferor Percentage	4.00%
(m) Additional Minimum Transferor % (2% Nov-Jan; 0% otherwise)	0.00%

(n) Class A Note Interest Rate	5.02%
(o) Class A Swap Rate, if applicable
(p) Class A Swap Rate plus Spread, if applicable
(q) Class A Margin, if applicable
(s) Class A Margin plus Libor, if applicable

(r) Class M Note Interest Rate	5.27%
(s) Class M Swap Rate, if applicable
(t) Class M Swap Rate plus Spread, if applicable

(u) Class B Note Interest Rate	0.00%
(v) Class B Swap Rate, if applicable
(w) Class B Swap Rate plus Spread, if applicable

(x) Class C Note Interest Rate, if applicable	0.00%
(y) Class C Swap Rate, if applicable
(z) Class C Swap Rate plus Spread, if applicable

(aa) Servicing Fee Percentage	2.00%

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST SERIES 2023-A

II. COLLATERAL AMOUNTS AND ALLOCATION PERCENTAGES	Series 2023-A

(a) Initial Collateral Amount	$479,454,000.00
(b) Initial Excess Collateral Amount	$80,309,000.00

(c) Principal Payments made to Noteholders	$0.00
(d) Principal Accumulation Account Balances	$0.00
(e) Unreimbursed Investor Charge-offs and Reallocated Principal Collections	$0.00

(f) Collateral Amount - End of Current Monthly Period	$479,454,000.00
(g) Excess Collateral Amount - End of Current Monthly Period	$80,309,000.00
(h) Required Excess Collateral Amount	$80,309,000.00

(i) Beginning Class A Note Principal Balance	$350,000,000.00
(j) Beginning Class M Note Principal Balance	$31,165,000.00
(k) Beginning Class B Note Principal Balance	$17,980,000.00
(l) Beginning Class C Note Principal Balance, if applicable	$0.00
(m) Total Beginning Note Principal Balance	$399,145,000.00

(n) Ending Class A Note Principal Balance	$350,000,000.00
(o) Ending Class M Note Principal Balance	$31,165,000.00
(p) Ending Class B Note Principal Balance	$17,980,000.00
(q) Ending Class C Note Principal Balance, if applicable	$0.00
(r) Total Ending Note Principal Balance	$399,145,000.00

(s) Allocation Percentage- Finance Charges Collections and Default Amounts	8.22%

(t) Allocation Percentage- Principal Collections	8.22%

III. RECEIVABLES IN THE TRUST

(a) Beginning of the Month Principal Receivables	$5,833,510,379.00

(b) Collection of Principal Receivables	$710,321,488.43
(c) Defaulted Receivables (principal charge-offs):	$37,837,641.90
(d) Dilution (Principal net of Debit Adjustments):	$56,234,996.11
(e) Sales (principal receivables generated):	$778,895,680.61
(f) Net (Removal)/Addition of Principal Receivables:	$0.00

(g) End of Month Principal Receivables (a - b - c - d + e + f)	$5,808,011,933.17

(h) Recoveries of previously Charged-off Receivables:	$6,389,640.49

(i) Beginning of the Month Finance Charge Receivables	$329,317,037.17
(j) End of the Month Finance Charge Receivables	$336,825,040.46

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST SERIES 2023-A

IV.RECEIVABLES PERFORMANCE SUMMARY

COLLECTIONS:
(a) Collections of Principal Receivables	$710,321,488.43
(b) Collections of Finance Charge Receivables	$168,916,370.56
(c) Total Collections (a+b).	$879,237,858.99
(d) Monthly Payment Rate (% of Beginning Principal Receivables)	15.07%

DELINQUENCIES AND LOSSES:	PRINCIPAL	% OF PRINCIPAL
End of the month delinquencies:	RECEIVABLES	RECEIVABLES	ACCOUNTS	% OF
(e) 1-30 days delinquent (CA1)	$238,905,661.98	4.11%	343,201	1.06%
(f) 31-60 days delinquent (CA2)	$99,846,635.62	1.72%	138,709	0.43%
(g) 61-90 days delinquent (CA3)	$73,540,809.23	1.27%	92,947	0.29%
(h) 91-120 days delinquent (CA4)	$66,317,220.90	1.14%	79,786	0.25%
(i) 121-150 days delinquent (CA5)	$49,823,920.10	0.86%	63,261	0.19%
(j) 151+ days delinquent (CA6)	$43,698,456.75	0.75%	56,454	0.17%

(k) Total delinquencies (e +f + g + h + i + j)	$572,132,704.58	9.85%	774,358	2.38%

(l) Total 60+ days delinquent	$233,380,406.98	4.02%
(m) Lowest Delinquency Trigger (all series)		9.50%
(n) Investor Requests for Communications		None

CHARGE-OFFS:
(o) Number of Charged-Off Accounts	46,255
(p) Gross Charge-Offs (principal charge-offs):	$37,837,641.90
(q) Number of Charged-Off Accounts with Recoveries	39,826
(r) Recoveries (includes principal, finance charges and fees)	$6,389,640.49
(s) Gross Principal Charge-Off Rate (% of Total Principal Receivables - End of Monthly Period) - annualized
(i) Current	7.82%
(ii) Prior Monthly Period	8.49%
(iii) Two Months Prior Monthly Period	9.17%
(iv) Three Months Prior Monthly Period	9.03%
(v) Three -Month Average	8.49%
(vi) Four-Month Average	8.63%
(t) Net Principal Charge-Offs (Gross Charge-Offs - recoveries)	$31,448,001.41
(u) Net Principal Charge-Off Rate (% of Total Principal Receivables - End of Monthly Period) - annualized
(i) Current	6.50%
(ii) Prior Monthly Period	6.71%
(iii) Two Months Prior Monthly Period	7.34%
(iv) Three Months Prior Monthly Period	6.98%
(v) Three -Month Average	6.85%
(vi) Four-Month Average	6.88%
(v) Average Net Charge Off (net principal charge-offs/number of charged-off accounts)	$679.88

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST SERIES 2023-A

V. TRANSFEROR INTEREST AND SELLER'S INTEREST

(a) Required Retained Transferor Percentage	4.00%
(b) Additional Minimum Transferor Percentage (2% Nov-Jan; 0% otherwise)	0.00%

(c) Beginning Transferor's Amount	$2,800,324,826.72
(d) Ending Transferor's Amount (including Excess Funding/Principal Accounts)	$2,982,192,607.74
(e) Minimum Transferor's Amount	$232,320,477.33
(f) Excess Funding Account Balance at end of Monthly Period	$0.00
(g) Collections and Principal Accounts Balance at end of Monthly Period	$0.00
(h) Sum of Principal Receivables, Excess Funding, Collections and Principal Accounts	$5,808,011,933.17
(i) Required Seller's Interest (as of the most recent RR measurement date)	$107,899,003.42
(j) Seller's Interest (as of the most recent RR measurement date)	$3,093,798,440.02

VI. TRUST ACCOUNT BALANCES AND EARNINGS	Series 2023-A
BEGINNING ACCOUNT BALANCES:

(a) Finance Charge Account	$7,648,402.07
(b) Cash Collateral Account, if applicable	$0.00
(c) Spread Account, if applicable	$0.00
(d) Reserve Account	$0.00
(e) Principal Account	$0.00
(f) Principal Accumulation Account	$0.00

ENDING ACCOUNT BALANCES:

(g) Finance Charge Account	$7,235,138.19
(h) Cash Collateral Account, if applicable	$0.00
(i) Spread Account, if applicable	$0.00
(j) Reserve Account	$0.00
(k) Principal Account	$0.00
(l) Principal Accumulation Account	$0.00

INTEREST AND EARNINGS:

(m) Interest and Earnings on Finance Charge Account	$35,412.35
(n) Interest and Earnings on Cash Collateral Account, if applicable	$0.00
(o) Interest and Earnings on Spread Account, if applicable	$0.00
(p) Interest and Earnings on Reserve Account	$0.00
(q) Interest and Earnings on Principal Accumulation Account	$0.00
(r) Interest and Earnings on Principal Account	$0.00
(s) Interest and Earnings on Collection Account (allocated)	$148.07

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST SERIES 2023-A

VII. ALLOCATION and APPLICATION of COLLECTIONS	Series 2023-A

APPLICATIONS OF FINANCE CHARGE COLLECTIONS:

(a) Floating Allocation of Finance Charges	$13,918,732.69

(b) Class A Monthly Interest	$1,464,166.67
(c) Class A Swap Payment Due to (from) Swap Provider, if applicable

(d) Class M Monthly Interest	$136,866.29
(e) Class M Swap Payment Due to (from) Swap Provider, if applicable

(f) Class B Monthly Interest	$0.00
(g) Class B Swap Payment Due to (from) Swap Provider, if applicable

(h) Servicing Fee (Collateral Amount*2%/12)	$799,090.00

(i) Class C Monthly Interest	$0.00
(j) Class C Swap Payment Due to (from) Swap Provider, if applicable

(k) Investor Default Amounts	$3,109,861.40
(l) Uncovered Dilution Amounts	$0.00
(m) Unreimbursed Investor Chargeoffs & Reallocated Principal Collections	$0.00

(n) Required to be Deposited into Cash Collateral Account, if applicable	$0.00
(o) Required Reserve Account Amount, if applicable	$0.00
(p) Required to be Deposited into the Spread Account, if applicable	$0.00

(q) Required Payments and Deposits Relating to Interest Rate Swaps	$0.00
(r) Other Payments Required to be made	$0.00

(s) Excess Finance Charge Collections (a-b-c-d-e-f-g-h-i-j-k-l-m-n-o-p-q-r)	$8,408,748.33

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST SERIES 2023-A

APPLICATION OF PRINCIPAL COLLECTIONS:
Series 2023-A

(t) Investor Principal Collections	$58,381,053.05

(u) Less Reallocated Principal Collections	$0.00

(v) Plus Shared Principal Collections from other Principal Sharing Series	$0.00

w) Plus Aggregate amount of Finance Charge Collections applied to cover Defaults and Uncovered Dilution and to be treated as Available Principal Collections	$0.00

(x) Available Principal Collections (t+u+v+w)	$58,381,053.05

(y) Deposits to Principal Accumulation Account	$0.00

(z) Monthly Principal applied for payments to the Class A Noteholders	$0.00

(aa) Monthly Principal applied for payments to the Class M Noteholders	$0.00

(ab) Monthly Principal applied for payments to the Class B Noteholders	$0.00

(ac) Monthly Principal applied for payments to the Class C Noteholders	$0.00

(ad) Shared Principal Collections applied to other Principal Sharing	$0.00

VIII. INVESTOR CHARGE-OFFS
Series 2023-A

(a) Investor Defaults and Uncovered Dilution	$3,109,861.40
(b) Reimbursed from Available Funds	$3,109,861.40
(c) Reimbursed from Cash Collateral Account	$0.00
(d) Total reimbursed in respect of Investor Defaults and Dilution	$3,109,861.40
(e) Investor Charge-off (a - d)	$0.00

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST SERIES 2023-A

IX. YIELD and BASE RATE
Series 2023-A
Base Rate
(Monthly interest, any net swap payments and monthly servicing fees divided by collateral amounts plus amounts on deposit in the principal accumulation account)

(a) Base Rate (current month)	6.01%
(b) Base Rate (prior month)	6.01%
(c) Base Rate (2 months prior)	6.01%

(d) 3 Month Average Base Rate	6.01%

Gross Portfolio Yield
(Finance charge collections allocable to each series divided by the collateral amount)

(e) Gross Portfolio Yield (current month)	34.84%
(f) Gross Portfolio Yield (prior month)	34.09%
(g) Gross Portfolio Yield (2 months prior)	33.44%

(h) 3 Month Average Gross Portfolio Yield	34.12%

Net Portfolio Yield
(Finance charge collections less defaults allocable to each series divided by the collateral amount)

(i) Net Portfolio Yield (current month)	27.05%
(j) Net Portfolio Yield (prior month)	25.68%
(k) Net Portfolio Yield (2 months prior)	24.34%

(l) 3 Month Average Net Portfolio Yield	25.69%

Excess Spread Percentage
(Net Portfolio Yield less Base Rate)

(m) Net Portfolio Adjusted Yield (current month)	21.05%
(n) Net Portfolio Adjusted Yield (prior month)	19.68%
(o) Net Portfolio Adjusted Yield (2 months prior)	18.34%

(p) Net Portfolio Adjusted Yield (3 month average)	19.69%

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST SERIES 2023-A

X. PRINCIPAL ACCUMULATION ACCOUNT
Series 2023-A

(a) Cumulative Class A principal distributed to PAA (as of prior distribution date)	$0.00
(b) Class A Principal deposited in the Principal Accumulation Account (PAA)	$0.00
(c) Total Class A Principal deposited in the PAA (a + b)	$0.00

(d) Cumulative Class M principal distributed to PAA (as of prior distribution date)	$0.00
(e) Class M Principal deposited in the Principal Accumulation Account (PAA)	$0.00
(f) Total Class M Principal deposited in the PAA (d +e)	$0.00

(g) Cumulative Class B principal distributed to PAA (as of prior distribution date)	$0.00
(h) Class B Principal deposited in the Principal Accumulation Account (PAA)	$0.00
(i) Total Class B Principal deposited in the PAA (g + h)	$0.00

(j) Cumulative Class C principal distributed to PAA (as of prior distribution date)	$0.00
(k) Class C Principal deposited in the Principal Accumulation Account (PAA)	$0.00
(l) Total Class C Principal deposited in the PAA (j + k)	$0.00

(m) Ending PAA balance (c + f + i + l)	$0.00

XI. PRINCIPAL REPAYMENT
Series 2023-A

(a) Class A Principal Paid (as of prior distribution dates)	$0.00
(b) Class A Principal Payments (to be paid on current distribution date)	$0.00
(c) Total Class A Principal Paid (a + b)	$0.00

(d) Class M Principal Paid (as of prior distribution dates)	$0.00
(e) Class M Principal Payments (to be paid on current distribution date)	$0.00
(f) Total Class M Principal Paid (d + e)	$0.00

(g) Class B Principal Paid (as of prior distribution dates)	$0.00
(h) Class B Principal Payments (to be made on current distribution date)	$0.00
(i) Total Class B Principal Paid (g + h)	$0.00

(j) Class C Principal Paid (as of prior distribution dates)	$0.00
(k) Class C Principal Payments (to be made on current distribution date)	$0.00
(l) Total Class C Principal Paid (j + k)	$0.00

(m) Total Principal Paid (c + f + i + l)	$0.00

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST SERIES 2023-A

XII. SUPPLEMENTAL INFORMATION

Solely with respect to the Series 2023-A Notes:

Comenity Bank (the “Bank”) as “originator” for the purposes of the EU Due Diligence and Retention Rules and the UK Due Diligence and Retention Rules, in each case as in effect and applicable on the Closing Date, will retain on an ongoing basis a material net economic interest that is not less than five percent of the nominal value of the securitized exposures with respect to the Series 2023-A Notes, in the form of a first loss tranche in accordance with option (d) of Article 6(3) of each of the EU Securitization Regulation and the UK Securitization Regulation, by holding, through the Transferor (its wholly-owned subsidiary), the right to receive distributions in respect of the excess collateral amount relating to the Series 2023-A Notes (the “Retained Interest”).

The Bank will not allow the Retained Interest to be subject to any credit risk mitigation or other credit risk hedge or to be sold if, as a result, the bank would not retain a material net economic interest in an amount that is not less than five percent of the nominal value of the securitized exposures, except to the extent permitted in accordance with the EU Due Diligence and Retention Rules and the UK Due Diligence and Retention Rules.

For purposes of the foregoing: (i) “EU Due Diligence and Retention Rules” means Articles 5 and 6 of the EU Securitization Regulation, together with any guidance published in relation thereto by the European Banking Authority, the European Securities and Markets Authority, the European Insurance and Occupational Pensions Authority or the European Commission and any relevant regulatory and/or implementing technical standards adopted by the European Commission in relation thereto or to precedent legislation; (ii) “EU Securitization Regulation” means the European Union's Regulation (EU) 2017/2042, as amended; (iii) “UK Due Diligence and Retention Rules” means Articles 5 and 6 of the UK Securitization Regulation, together with (a) all applicable binding technical standards made under the UK Securitization Regulation, (b) any European Union regulatory technical standards or implementing technical standards relating to the EU Securitization Regulation (including such regulatory technical standards or implementing technical standards which are applicable pursuant to any transitional provisions of the EU Securitization Regulation) forming part of United Kingdom domestic law by operation of the European Union (Withdrawal) Act 2018, as amended (the “EUWA”), (c) relevant guidance, policy statements or directions relating to the application of the UK Securitization Regulation (or any binding technical standards) published by the Financial Conduct Authority and/or the Prudential Regulation Authority (or their successors), (d) any guidelines relating to the application of the EU Securitization Regulation which are applicable in the United Kingdom, (e) any other transitional, saving or other provision relevant to the UK Securitization Regulation by virtue of the operation of the EUWA and (f) any other applicable laws, acts, statutory instruments, rules, guidance or policy statements published or enacted relating to the UK Securitization Regulation, in each case, as may be further amended, supplemented or replaced, from time to time; and (iv) “UK Securitization Regulation” means Regulation (EU) 2017/2402 as it forms part of UK domestic law as “retained EU law” by operation of the European Union (Withdrawal) Act 2018, as amended, and as amended by the Securitisation (Amendment) (EU Exit) Regulations 2019, and as further amended.

Comenity Bank, as Servicer

By:	/s/ Michael Blackham
Name:	Michael Blackham
Title:	Treasurer